Revenue From Contracts With Customers - Summary of remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	£ 3,869	£ 4,129	£ 4,513
Deferred income	360	912
Committed Sales	481	555
Remaining transaction price	841	1,467
Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	1,650	2,039	2,188
Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	1,464	1,345	1,365
Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	755	745	£ 960
Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	174	158
Goods or services transferred at point in time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	26	64
Deferred income	3
Remaining transaction price	3
Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	696	776
Deferred income	118	679
Committed Sales		8
Remaining transaction price	118	687
Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	1,290	1,187
Deferred income	206	196
Committed Sales	375	402
Remaining transaction price	581	598
Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	729	681
sale or return [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	917	1,228
Deferred income		1
Remaining transaction price		1
sale or return [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	917
Deferred income	1
Remaining transaction price	1
Other [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	37	35
Other [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	37
Deferred income	1
Remaining transaction price	1
Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	310	310
Deferred income	11	17
Remaining transaction price	11	17
Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	419	371
Deferred income	20	19
Committed Sales	106	145
Remaining transaction price	126	164
2019 [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		868
2019 [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		272
2019 [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		420
2019 [member] | sale or return [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		1
2019 [member] | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		13
2019 [member] | Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		162
2020 [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	656	308
2020 [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	82	131
2020 [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	433	173
2020 [member] | sale or return [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	1
2020 [member] | Other [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	1
2020 [member] | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	11	3
2020 [member] | Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	125	1
2021 and later [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		291
2021 and later [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		284
2021 and later [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		5
2021 and later [member] | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		1
2021 and later [member] | Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		£ 1
2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	160
2021 | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	13
2021 | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	146
2021 | Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	1
2022 and Later [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	25
2022 and Later [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	23
2022 and Later [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	£ 2